STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Novare Capital Management
Address:  128 South Tryon Street, Charlotte, NC 28202


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Don Olmstead
Title: Managing Director
Phone: 704-334-3698

Signature, Place, and Date of Signing:

     /s/ Don Olmstead 		    Charlotte, NC	      02-11-2008
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total:  $122,614
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                             VALUE    Shares or     SH/ Put/Investment Other Voting Authority
  Name of Issuer             Title of Class    Cusip        (X$1000)   PRN AMT      PRN Call DiscretionMGRS. Sole Shared Other None
Amerigas Propane               COM             030975106      1568      43,500       SH        SOLE    N/A   43500
Anheuser Busch                 COM             035229103      411       7,850        SH        SOLE    N/A   7850
Archer-Daniels-Midlnd Co       COM             039483102      1775      38,230       SH        SOLE    N/A   38230
Auto Data Processing           COM             053015103      1205      27,055       SH        SOLE    N/A   27055
Bank of America                COM             060505104      1347      32,643       SH        SOLE    N/A   32643
BB&T Corporation               COM             054937107      337       11,000       SH        SOLE    N/A   11000
Berkshire Hathaway Cl B        COM             084670207      313       66           SH        SOLE    N/A   66
Best Buy Company Inc.          COM             086516101      2780      52,803       SH        SOLE    N/A   52803
BP Amoco  ADR                  COM             055622104      784       10,721       SH        SOLE    N/A   10721
Buckeye Partners Uts L P       COM             118230101      506       10,250       SH        SOLE    N/A   10250
Chevrontexaco Corp             COM             166764100      1367      14,649       SH        SOLE    N/A   14649
Cisco                          COM             17275R102      205       7,558        SH        SOLE    N/A   7558
Clorox Company                 COM             189054109      1039      15,945       SH        SOLE    N/A   15945
Commercial Metals Co           COM             201723103      231       7,830        SH        SOLE    N/A   7830
Computer Sciences Corp         COM             205363104      1338      27,055       SH        SOLE    N/A   27055
Conocophillips                 COM             20825C104      693       7,845        SH        SOLE    N/A   7845
Coventry Health Care Inc       COM             222862104      3069      51,802       SH        SOLE    N/A   51802
Dominion Resources Inc.        COM             25746U109      779       16,410       SH        SOLE    N/A   16410
Duke                           COM             26441C105      449       22,262       SH        SOLE    N/A   22262
Emerson Electric Co.           COM             291011104      2116      37,340       SH        SOLE    N/A   37340
Enbridge Energy                COM             29250R106      3631      71,845       SH        SOLE    N/A   71845
Energy Transfer Equity         COM UT LTD PTN  29273V100      1252      35,540       SH        SOLE    N/A   35540
Energy Transfer Partners       UNIT LTD PARTN  29273R109      2395      44,445       SH        SOLE    N/A   44445
Entergy Corp.                  COM             29364G103      579       4,846        SH        SOLE    N/A   4846
Enterprise Prd Prtnrs Lp       COM             293792107      4164      130,611      SH        SOLE    N/A   130611
Equifax Inc                    COM             294429105      241       6,635        SH        SOLE    N/A   6635
Equity Residential Properties  SH BEN INT      29476L107      271       7,435        SH        SOLE    N/A   7435
Exxon-Mobil                    COM             30231G102      1047      11,174       SH        SOLE    N/A   11174
FedEx Corporation              COM             31428X106      1584      17,766       SH        SOLE    N/A   17766
Ferrellgas Partners            COM             315293100      2467      112,580      SH        SOLE    N/A   112580
Fidelity Natl Finl Inc         COM             31620R105      503       34,435       SH        SOLE    N/A   34435
First Charter Corp             COM             319439105      209       6,994        SH        SOLE    N/A   6994
Fiserv Inc                     COM             337738108      2356      42,455       SH        SOLE    N/A   42455
General Dynamics Corp          COM             369550108      1649      18,533       SH        SOLE    N/A   18533
General Electric               COM             369604103      1361      36,705       SH        SOLE    N/A   36705
Global Payments Inc            COM             37940X102      1101      23,660       SH        SOLE    N/A   23660
Goldman Sachs                  COM             38141G104      1403      6,524        SH        SOLE    N/A   6524
Halliburton Company            COM             406216101      395       10,425       SH        SOLE    N/A   10425
Harley Davidson Inc.           COM             412822108      946       20,245       SH        SOLE    N/A   20245
Intuit Inc                     COM             461202103      1935      61,215       SH        SOLE    N/A   61215
Ishare S&P 500                 S&P 500 INDEX   464287200      301       2,054        SH        SOLE    N/A   2054
Ishares Emerging Mkt.          MCSI EMERG MKT  464287234      2736      18,203       SH        SOLE    N/A   18203
Ishares GS Corp. Bond          IBOXX INV CPBD  464287242      351       3,352        SH        SOLE    N/A   3352
Ishares Intermediate Corp Bond LEHMAN INTER C  464288638      394       3,900        SH        SOLE    N/A   3900
Ishares International EAFE     MSCI EAFE IDX   464287465      431       5,491        SH        SOLE    N/A   5491
Johnson & Johnson              COM             478160104      2399      35,973       SH        SOLE    N/A   35973
Kimberly Clark                 COM             494368103      1190      17,157       SH        SOLE    N/A   17157
Kinder Morgan Energy Lp        UNIT LTD PARTN  494550106      3379      62,580       SH        SOLE    N/A   62580
L-3 Communications Hldgs       COM             502424104      1844      17,410       SH        SOLE    N/A   17410
Lab Cp Of Amer Hldg New        COM             50540R409      1838      24,340       SH        SOLE    N/A   14340
Lincare Holdings Inc           COM             532791100      1058      30,095       SH        SOLE    N/A   30095
Lincoln National Corp          COM             534187109      582       10,000       SH        SOLE    N/A   10000
Lowes Companies                COM             548661107      648       28,649       SH        SOLE    N/A   28649
Magellan Midstream Partners    COM UNIT RP LP  559080106      2880      66,410       SH        SOLE    N/A   66410
Marathon Oil Group             COM             565849106      2234      36,700       SH        SOLE    N/A   36700
MBIA Inc                       COM             55262C100      505       27,105       SH        SOLE    N/A   27105
McGraw-Hill Cos                COM             580645109      2469      56,350       SH        SOLE    N/A   56350
Merrill Lynch & Co             COM             590188108      588       10,960       SH        SOLE    N/A   10960
Microsoft Corp                 COM             594918104      253       7,109        SH        SOLE    N/A   7109
Mylan Labs                     COM             628530107      1646      117,062      SH        SOLE    N/A   117062
Nationwide Finl Svcs Cla       CL A            638612101      1020      22,665       SH        SOLE    N/A   22665
Noble Corp                     SHS             G65422100      2266      40,100       SH        SOLE    N/A   40100
Nokia Corporation              SPONSORED ADR   654902204      2475      64,459       SH        SOLE    N/A   64459
Nustar Energy, LP              UNIT COM        67058H102      1882      35,302       SH        SOLE    N/A   35302
Oneok Inc New                  COM             682680103      219       4,890        SH        SOLE    N/A   4890
Oneok Partners Lp              UNIT LTD PARTN  68268N103      3238      52,860       SH        SOLE    N/A   52860
Pepsi Bottlling Group          COM             713409100      1111      28,150       SH        SOLE    N/A   28150
Pepsico Inc.                   COM             713448108      547       7,205        SH        SOLE    N/A   7205
Plains All Amern Ppln Lp       UNIT LTD PARTN  726503103      4400      84,612       SH        SOLE    N/A   84612
Plum Creek Timber              COM             729251108      1905      41,370       SH        SOLE    N/A   41370
Powershares- Dynamic Mkt Port  DYNAMIC MKT PT  73935X104      356       6,865        SH        SOLE    N/A   6865
Procter & Gamble Co            COM             742718109      236       3,212        SH        SOLE    N/A   3212
Prologis                       SH BEN INT      743410102      1088      17,160       SH        SOLE    N/A   17160
Quest Diagnostic Inc           COM             74834L100      249       4,710        SH        SOLE    N/A   4710
Realty Income                  COM             756109104      1961      72,592       SH        SOLE    N/A   72592
Royal Bk Cda Montreal          COM             780087102      830       16,263       SH        SOLE    N/A   16263
Royal Caribbean Cruises        COM             V7780T103      856       20,160       SH        SOLE    N/A   20160
S P D R -S&P 500               UNIT SERV 1     78462F103      1014      6,935        SH        SOLE    N/A   6935
S&P MidCap 400 I-S             S&P MIDCAP 400  464287507      538       6,329        SH        SOLE    N/A   6329
S&P Small Cap 600              S&P MIDCAP 600  464287804      694       10,667       SH        SOLE    N/A   10667
Scana Corporation              COM             80589M102      247       5,867        SH        SOLE    N/A   5867
Schlumberger                   COM             806857108      344       3,500        SH        SOLE    N/A   3500
Sealed Air                     COM             81211K100      371       16,015       SH        SOLE    N/A   16015
Suburban Propane               COM             864482104      2974      73,430       SH        SOLE    N/A   73430
Sunoco Logistics Partners      COM UNITS       86764L108      1341      26,725       SH        SOLE    N/A   26725
Synovus Financial Corp.        COM             87161C105      581       24,125       SH        SOLE    N/A   24125
Target Corporation             COM             87612E106      1301      26,010       SH        SOLE    N/A   26010
Teppco Partners L P            UT LTD PARTNER  872384102      2693      70,252       SH        SOLE    N/A   70252
Thor Industries                COM             885160101      1357      35,695       SH        SOLE    N/A   35695
Trane Inc                      COM             892893108      429       9,185        SH        SOLE    N/A   9185
Vanguard Emerging Markets      COM             922042858      219       2,095        SH        SOLE    N/A   2095
Vanguard Large Growth          COM             922908736      879       13,635       SH        SOLE    N/A   13635
Wachovia                       COM             929903102      264       6,932        SH        SOLE    N/A   6932
Western Union                  COM             959802109      583       24,025       SH        SOLE    N/A   24025
Willis Group Holdings          SHS             G96655108      881       23,193       SH        SOLE    N/A   23193
Zimmer Holdings Inc            COM             98956P102      1743      26,350       SH        SOLE    N/A   26350

Total										122,614
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